Offerings	Mar. 09, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	15,638,238
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 156,382,380.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 21,596.41
Offering Note	Estimated solely for the purpose of calculating the registration fee.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Participation Interests
Amount Registered | shares	3,298,199
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The securities of Rhinebeck Bancorp, Inc. to be purchased by the Rhinebeck Bank 401(k) Plan are included in the amount shown for common stock. Pursuant to Rule 457(h) of the Securities Act of 1933, as amended, no separate fee is required for the participation interests. Pursuant to such rule, the amount being registered has been calculated on the basis of the number of shares of common stock that may be purchased with the current assets of such plan.